Short-term bank loans	12 Months Ended
Dec. 31, 2018
Loans Payable [Member]
Short-term Debt [Line Items]
Short-term Debt [Text Block]
Note 12 – Short-term bank loans

The Company’s short-term bank loans consist of the following:

	December 31 , 2018	December 31 , 2017

Loan payable to Bank of China Lishui Branch	$4,808,314	$5,208,893

Loan payable to SPD bank	2,874,700	-

Total	$7,683,014	$5,208,893

On August 16, 2018 and August 20, 2018, Tantech Bamboo entered into two short-term loan agreements with Bank of China (Lishui Branch) to borrow $1,513,000 (RMB 10 million) and $1,328,414 (RMB 8.78 million) for seven months with a fixed annual interest rate of 6.01% and 6.06%, respectively. The purpose of the loans is to fund working capital needs. The loans were collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.9 million (RMB25,570,000) as of December 31, 2018. These two loans were also guaranteed by two individual related parties, Zhengyu Wang, CEO of the Company and his wife, Yefang Zhang. In addition, loan principal of $1,513,000 (RMB 10 million) was further guaranteed by a related party, Lishui Jiuanju Trading Co., Ltd., the president of which was also the COO of the Company. These two loans were fully repaid upon maturity in March 2019.

On November 23, 2018, Tantech Bamboo entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $2,874,700 (RMB 19 million) for a year with fixed annual interest rate of 6.96%. The purpose of the loan is to fund working capital needs. The loan was collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.4 million (RMB29,250,000) as of December 31, 2018. The loan was also guaranteed by three related parties, Zhengyu Wang, CEO and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang.

On July 25, 2018, Tantech Bamboo entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $3,026,000 (RMB 20 million) for four months due on November 24, 2018 with fixed annual interest rate of 6.525%. The purpose of the loan is to fund working capital needs. The loan was collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.4 million (RMB29,170,000). The loan was also guaranteed by three related parties, Zhengyu Wang, CEO and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was fully repaid upon maturity in November 2018.

On August 1, 2018, Tantech Charcoal entered into a short term loan agreement with Bank of China (Lishui Branch) to borrow $1,966,900 (RMB 13 million) for seven months with a fixed annual interest rate of 6.1%. The purpose of the loan was for working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by a property owned by Zhengyu Wang and Yefang Zhang. The loan was fully repaid upon maturity in February 2019.

As of December 31, 2018, total bank loans payable amounted to $7,683,014.

On September 26, 2017, Tantech Bamboo entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $3,057,093 (RMB 19.89 million) for a year with a fixed annual interest rate of 5.83%. The purpose of the loan was to fund working capital needs. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.9 million (RMB25,570,000). The loan was also guaranteed by three related parties, Zhengyu Wang, CEO of the Company and his wife, Yefang Zhang and Lishui Jiuanju Trading Co., Ltd., the president of which was also the COO of the Company. The loan was fully repaid upon maturity in August 2018.

On September 26, 2017, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow
$2,151,800 (RMB 14
million) for a year with a fixed annual interest rate of
6.10%.
The purpose of the loan was to fund working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by a property owned by Zhengyu Wang and Yefang Zhang. The loan was fully repaid upon maturity in August 2018.

On March 30, 2017, Bamboo entered into a short term loan agreement with Bank of China (Lishui Branch) to borrow $3,074,000 (RMB 20 million) for half year period with a fixed annual interest rate of 5.66%. The purpose of the loan was for working capital purpose. The loan was guaranteed by a related party, Lishui Jiuanju Trading Co., Ltd. and the Company’s CEO Mr. Zhengyu Wang and his wife Ms. Yefang Zhang. The loan was fully repaid upon maturity on September 29, 2017.

On March 30, 2017, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,213,280 (RMB 14.4 million) for half a year due on September 29, 2017 with fixed annual interest rate of 5.66%. The purpose of the borrowing was for working capital purpose. The loan was guaranteed by the Company’s CEO Mr. Zhengyu Wang and his wife Ms. Yefang Zhang. The loan was fully repaid upon maturity on September 29, 2017.

On August 16, 2016, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $1,439,710 (RMB 10 million) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on maturity date in 2017.

As of December 31, 2017, total bank loans payable amounted to
$5,208,893.

For the years ended December 31, 2018, 2017 and 2016, the interest expense related to bank loans was $378,857, $479,358 and $388,007, respectively.